31. HELD-FOR-SALE ASSETS AND DISCONTINUED OPERATIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Held For Sale Assets [Line Items]
Total assets held for sale	R$ 73,839,787	R$ 71,891,822
Liabilities held for sale	66,069,877	54,095,316
Assets classified as held for sale [member]
Held For Sale Assets [Line Items]
Total assets held for sale	20,771,942	4,391,090
Assets classified as held for sale [member] | Sale of UPIs [member]
Held For Sale Assets [Line Items]
Total assets held for sale	20,625,007
Assets classified as held for sale [member] | Foreign operations [member]
Held For Sale Assets [Line Items]
Total assets held for sale	99,633	4,271,348
Assets classified as held for sale [member] | Sale of assets [member]
Held For Sale Assets [Line Items]
Total assets held for sale	47,302	119,742
Liabilities classified as held for sale [member]
Held For Sale Assets [Line Items]
Liabilities held for sale	9,195,376	494,295
Liabilities classified as held for sale [member] | Sale of UPIs [member]
Held For Sale Assets [Line Items]
Liabilities held for sale	9,152,947
Liabilities classified as held for sale [member] | Foreign operations [member]
Held For Sale Assets [Line Items]
Liabilities held for sale	R$ 42,429	491,225
Liabilities classified as held for sale [member] | Sale of assets [member]
Held For Sale Assets [Line Items]
Liabilities held for sale		R$ 3,070